Unsecured Debt - Schedule of Annual Maturities of Debt (Details) - USD ($) $ in Millions	Nov. 30, 2017	Nov. 30, 2016
Debt Disclosure [Abstract]
2018	$ 2,202
2019	2,109
2020	1,315
2021	1,148
2022	1,034
Thereafter	1,438
Total Debt	$ 9,246	$ 9,454